Total net revenues - Collaboration with Gilead (Details)	12 Months Ended
Dec. 31, 2025 EUR (€)
OLCA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
revenue released.	€ 1,069,000,000